Average Annual Total Returns - Institutional - Vanguard Pacific Stock Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE Developed Asia Pacific All Cap Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Asia Pacific All Cap Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Asia Pacific All Cap Index (reflects no deduction for fees or expenses) 10 Years	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 10 Years	Spliced Pacific Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced Pacific Stock Index (reflects no deduction for fees or expenses) 5 Years	Spliced Pacific Stock Index (reflects no deduction for fees or expenses) 10 Years	FTSE Developed Asia Pacific All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Asia Pacific All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Asia Pacific All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	16.55%	9.84%	6.25%	16.08%	9.15%	5.57%	10.19%	7.67%	4.85%	15.93%	9.62%	6.15%	16.19%	9.83%	6.32%	15.93%	9.62%	6.24%	16.66%	9.86%		11.24%	9.07%	5.22%